Stock-Based Compensation - Fair value of the options granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares (US$)	$ 7.03		$ 21.15
Expected volatility range	55.25%		53.00%
Risk-free interest rate (per annum)	3.90%		2.17%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	4 years 7 months 28 days	4 years 7 months 28 days	4 years 7 months 28 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares (US$)		$ 11.51
Expected volatility range		54.77%
Risk-free interest rate (per annum)		4.42%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares (US$)		$ 13.1
Expected volatility range		55.77%
Risk-free interest rate (per annum)		4.82%
Employee and Non-Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares (US$)	$ 9.55	$ 10.95